Income Taxes (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income tax expense	$ 3,230,000	$ 0	$ 3,230,000	$ 0
Effective tax rate			17.76%	0.00%
Operating loss carryforwards, utilized			$ 2,700,000
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	$ 2,700,000		$ 2,700,000		$ 52,200,000
Federal Tax
Operating Loss Carryforwards [Line Items]
Tax credit carryforward					1,800,000
State and Local Jurisdiction
Operating Loss Carryforwards [Line Items]
Tax credit carryforward					$ 57,000